Consolidated Statement of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	¥ 115,278	¥ 102,475	¥ 98,904
Other operating income and gains	6,592	7,481	5,469
Revenue and other	121,870	109,956	104,373
Operating expenses
Aircraft fuel	(33,680)	(25,131)	(19,626)
Take-off and landing charges	(14,914)	(13,254)	(12,279)
Depreciation and amortization	(15,313)	(13,969)	(12,154)
Wages, salaries and benefits	(22,134)	(20,320)	(18,145)
Aircraft maintenance	(3,738)	(5,346)	(4,960)
Impairment charges	(318)	(494)	(39)
Impairment losses on financial assets, net	(27)	3	10
Food and beverages	(3,383)	(3,090)	(2,862)
Aircraft operating lease rentals	(4,306)	(4,318)	(4,779)
Other operating lease rentals	(928)	(836)	(868)
Selling and marketing expenses	(3,807)	(3,294)	(3,133)
Civil aviation development fund	(2,235)	(2,080)	(1,945)
Ground services and other expenses	(2,845)	(3,248)	(5,058)
Fair value changes of financial asset at fair value through profit or loss	(27)
Gain/(loss) on fair value changes of derivative financial instruments	311	(311)	2
Indirect operating expenses	(5,217)	(4,837)	(6,051)
Total operating expenses	(112,561)	(100,525)	(91,887)
Operating profit	9,309	9,431	12,486
Share of results of associates	170	202	148
Share of results of joint ventures	34	49	39
Finance income	110	2,112	96
Finance costs	(5,767)	(3,184)	(6,272)
Consolidated profit before income tax	3,856	8,610	6,497
Income tax expense	(926)	(1,800)	(1,542)
Profit for the year	2,930	6,810	4,955
Other comprehensive income that may be reclassified to profit or loss in subsequent periods
Cash flow hedges, net of tax	43	35	107
Fair value changes of available-for-sale investments, net of tax		115	40
Share of other comprehensive income of an associate, net of tax	(24)	10	(1)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	43	160	146
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods
Fair value changes of equity investments designated at fair value through other comprehensive income, net of tax	(247)
Share of other comprehensive income of an associate, net of tax	(24)
Actuarial losses/(gains) on the post-retirement benefit obligations, net of tax	(115)	124	(410)
Net other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(386)	124	(410)
Other comprehensive income for the year, net of tax	(343)	284	(264)
Total comprehensive income for the year	2,587	7,094	4,691
Profit attributable to:
Equity holders of the Company	2,698	6,342	4,498
Non-controlling interests	232	468	457
Profit for the year	2,930	6,810	4,955
Total comprehensive income attributable to:
Equity holders of the Company	2,358	6,619	4,237
Non-controlling interests	229	475	454
Total comprehensive income for the year	¥ 2,587	¥ 7,094	¥ 4,691
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.19	¥ 0.44	¥ 0.33